OPERATING SEGMENTS (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure of operating segments [line items]
External	[1]	S/ 18,156,000		S/ 17,727,000		S/ 16,805,000
From other segments	[1],[2]	579,000		645,000		589,000
Net interest, similar income and expenses		8,489,105		8,071,487		7,858,341
Other income, net	[3]	5,394,000		5,578,000		4,933,000
Provision for credit losses on loan portfolio		(1,532,000)		(1,789,000)		(1,785,000)
Depreciation and amortization		(429,122)		(419,975)		(407,061)
Income tax		(1,521,000)				(1,281,000)
Net profit		4,071,305		4,181,648		3,609,980
Capital expenditures, intangibles and goodwill		601,000		416,000		387,000
Total assets		177,263,201	[4]	170,472,283	[4]	156,435,000
Total liabilities		152,997,125		148,218,580		136,319,000
Universal Banking Banco de Crédito del Perú [Member]
Disclosure of operating segments [line items]
External	[1]	10,757,000		10,095,000		10,582,000
From other segments	[1],[2]	381,000		371,000		297,000
Net interest, similar income and expenses		5,616,000		5,300,000		5,334,000
Other income, net	[3]	3,275,000		2,927,000		3,120,000
Provision for credit losses on loan portfolio		(1,046,000)		(1,313,000)		(1,454,000)
Depreciation and amortization		(277,000)		(261,000)		(248,000)
Income tax		(1,137,000)				(885,000)
Net profit		2,927,000		2,638,000		2,586,000
Capital expenditures, intangibles and goodwill		397,000		286,000		265,000
Total assets		132,880,000		128,259,000		117,329,000
Total liabilities		117,803,000		114,543,000		105,107,000
Universal Banking Banco de Credito de Bolivia [Member]
Disclosure of operating segments [line items]
External	[1]	686,000		616,000		532,000
From other segments	[1],[2]	4,000		2,000		12,000
Net interest, similar income and expenses		309,000		315,000		299,000
Other income, net	[3]	124,000		119,000		111,000
Provision for credit losses on loan portfolio		(52,000)		(71,000)		(50,000)
Depreciation and amortization		(12,000)		(11,000)		(12,000)
Income tax		(45,000)				(50,000)
Net profit		78,000		75,000		81,000
Capital expenditures, intangibles and goodwill		45,000		10,000		10,000
Total assets		9,957,000		9,118,000		7,949,000
Total liabilities		9,266,000		8,482,000		7,329,000
Insurance And Pension Funds Pacifico Seguros And Subsidiaries [Member]
Disclosure of operating segments [line items]
External	[1]	2,861,000		2,790,000		2,160,000
From other segments	[1],[2]	21,000		120,000		56,000
Net interest, similar income and expenses		446,000		423,000		393,000
Other income, net	[3]	1,181,000		1,369,000		983,000
Provision for credit losses on loan portfolio		0		0		0
Depreciation and amortization		(51,000)		(49,000)		(45,000)
Income tax		(4,000)				(51,000)
Net profit		353,000		326,000		303,000
Capital expenditures, intangibles and goodwill		85,000		56,000		48,000
Total assets		12,224,000		11,409,000		10,200,000
Total liabilities		9,591,000		8,560,000		7,826,000
Insurance And Pension Funds Prima AFP [Member]
Disclosure of operating segments [line items]
External	[1]	371,000		388,000		399,000
From other segments	[1],[2]	2,000		3,000		13,000
Net interest, similar income and expenses		0		1,000		1,000
Other income, net	[3]	371,000		387,000		407,000
Provision for credit losses on loan portfolio		0		0		0
Depreciation and amortization		(18,000)		(23,000)		(21,000)
Income tax		(58,000)				(70,000)
Net profit		140,000		140,000		156,000
Capital expenditures, intangibles and goodwill		9,000		10,000		8,000
Total assets		875,000		883,000		884,000
Total liabilities		241,000		264,000		278,000
Microfinance Mibanco [Member]
Disclosure of operating segments [line items]
External	[1]	2,468,000		2,337,000		2,045,000
From other segments	[1],[2]	88,000		77,000		101,000
Net interest, similar income and expenses		1,956,000		1,829,000		1,628,000
Other income, net	[3]	156,000		98,000		46,000
Provision for credit losses on loan portfolio		(430,000)		(399,000)		(274,000)
Depreciation and amortization		(49,000)		(49,000)		(55,000)
Income tax		(193,000)				(100,000)
Net profit		462,000		399,000		336,000
Capital expenditures, intangibles and goodwill		50,000		44,000		39,000
Total assets		13,220,000		12,363,000		11,235,000
Total liabilities		11,322,000		10,666,000		9,658,000
Microfinance Edyficas SAS [Member]
Disclosure of operating segments [line items]
External	[1]	44,000		30,000		25,000
From other segments	[1],[2]	0		0		0
Net interest, similar income and expenses		40,000		27,000		23,000
Other income, net	[3]	1,000		1,000		1,000
Provision for credit losses on loan portfolio		(4,000)		(5,000)		(7,000)
Depreciation and amortization		0		(1,000)		(1,000)
Income tax		(4,000)		0		0
Net profit		5,000		(1,000)		(2,000)
Capital expenditures, intangibles and goodwill		0		1,000		0
Total assets		119,000		92,000		77,000
Total liabilities		62,000		37,000		18,000
Investment Banking and Wealth Management
Disclosure of operating segments [line items]
External	[1]	886,000		906,000		873,000
From other segments	[1],[2]	(14,000)		(5,000)		20,000
Net interest, similar income and expenses		98,000		135,000		149,000
Other income, net	[3]	634,000		658,000		592,000
Provision for credit losses on loan portfolio		0		0		0
Depreciation and amortization		(21,000)		(25,000)		(24,000)
Income tax		(29,000)				(31,000)
Net profit		146,000		252,000		247,000
Capital expenditures, intangibles and goodwill		8,000		7,000		9,000
Total assets		9,665,000		10,389,000		9,910,000
Total liabilities		8,190,000		8,730,000		8,244,000
Other segments
Disclosure of operating segments [line items]
External	[1]	83,000		565,000		189,000
From other segments	[1],[2]	97,000		77,000		90,000
Net interest, similar income and expenses		33,000		42,000		60,000
Other income, net	[3]	106,000		535,000		51,000
Provision for credit losses on loan portfolio		0		(1,000)		0
Depreciation and amortization		(1,000)		(1,000)		(1,000)
Income tax		(51,000)				(94,000)
Net profit		(40,000)		353,000		(97,000)
Capital expenditures, intangibles and goodwill		7,000		2,000		8,000
Total assets		2,862,000		2,781,000		3,313,000
Total liabilities		950,000		1,668,000		2,256,000
Eliminations [Member]
Disclosure of operating segments [line items]
External	[1]	0		0		0
From other segments	[1],[2]	0		0		0
Net interest, similar income and expenses		(9,000)		(1,000)		(29,000)
Other income, net	[3]	(454,000)		(516,000)		(378,000)
Provision for credit losses on loan portfolio		0		0		0
Depreciation and amortization		0		0		0
Income tax		0		0		0
Net profit		0		0		0
Capital expenditures, intangibles and goodwill		0		0		0
Total assets		(4,539,000)		(4,822,000)		(4,462,000)
Total liabilities		S/ (4,428,000)		S/ (4,731,000)		S/ (4,397,000)

[1]	Corresponds to total interest and similar income, other income (includes income and expenses on commissions) and net earned premiums from insurance activities.
[2]	Corresponds to income derived from transactions with other segments, which were eliminated in the consolidated statement of income.
[3]	Corresponds to income for commissions received and other income (include income and expenses for commissions) and the profits arising from the collection of premiums less claims for loss coverage from insurance activities.
[4]	The balances of financial instruments at December 31, 2018 have been prepared in accordance with IFRS 9; the balances of the previous period have not been restated, see Note 3(a)(i).